LEASES (Tables) - Seamless Group Inc. [Member]	12 Months Ended
Dec. 31, 2023
SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITIES

Right-of-use assets and lease liabilities, as of December 31, 2023 and 2022, are as follows:

	Financial Statement	December 31,
	Line Items	2023	2022
		US$	US$

Right-of-use assets:
Operating lease	Right-of-use assets	154,234	342,432
Total right-of-use assets		154,234	342,432

Lease liabilities:
Current liabilities
Operating lease	Current portion of lease liabilities	152,325	174,061
		152,325	174,061

Non-current liabilities
Operating lease	Other payables	-	158,895
		-	158,895

SCHEDULE OF LEASE COSTS

The components of lease costs are as follows:

	Years ended December 31,
	2023	2022
	US$	US$

Operating lease costs	1,123,046	1,168,188
Short-term lease costs	141,889	80,217
Finance lease costs:
Depreciation	-	2,938
Interest on finance lease liabilities	-	406
Total lease costs	1,264,935	1,251,749

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES	Other information related to leases is as follows:
December 31,
2023
US$

Weighted Average Remaining Lease Term
Operating lease	10.5
Weighted Average Discount Rate
Operating lease	8.6%

SCHEDULE OF CASHFLOWS RELATED TO LEASES

Cash flows related to leases are as follows:

	Years ended December 31,
	2023	2022
	US$	US$

Cash flows from operating activities:
Payments for operating lease liabilities	199,447	172,711
Cash flows from financing activities:
Principal payments on finance lease obligation	-	61,048
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	7,350	376,428

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASES

Future minimum lease payments under non-cancelable operating leases as of December 31, 2023 are as follows:

Operating lease
US$

For the year ending December 31,
2024	157,991
2025	-
157,991
Less: imputed interest	(5,666)
Total lease liabilities	152,325